SUBSEQUENT EVENTS (Details) - USD ($)	Oct. 30, 2025	Oct. 10, 2025	Sep. 30, 2025	Dec. 31, 2024
Senior Notes
Subsequent Event [Line Items]
Promissory note			$ 847,500,000	$ 847,500,000
Subsequent Event | 2031 Exchangeable Notes | Senior Notes
Subsequent Event [Line Items]
Promissory note	$ 1,300,000,000
Proceeds from Issuance of Long-Term Debt	$ 150,000,000
Debt instrument, interest rate, stated percentage	0.50%
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Debt Instrument, Private Strategic Investment		$ 460,000,000
Number of shares issued in transaction (in shares)		9,027,778
Subsequent Event | Private Placement | Certain Executive Officers
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)		3,750,000
Share price (in dollars per share)		$ 36.00